Discontinued Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	Aug. 31, 2024	Mar. 19, 2024
Mr. Herman Man Guo [Member]
Discontinued Operations [Line Items]]
Ordinary shares		1,307,229
Ordinary share par value		$ 0.04
Mr. Jiang Hao [Member]
Discontinued Operations [Line Items]]
Disposed for exchange value	$ 1